SCHEDULE OF NET REVENUE BY GEOGRAPHIC LOCATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total Revenues	$ 565,400	$ 1,054,161	$ 2,661,253	$ 2,823,601	$ 3,668,926
UNITED STATES
Total Revenues					3,667,176
Rest Of The World [Member]
Total Revenues					$ 1,750